Gold Line/Medford Acquisition (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified				1 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Jul. 27, 2013 Phillips 66 [Member]	Jul. 27, 2013 Phillips 66 [Member]	Mar. 31, 2014 Subsequent Event [Member] Phillips 66 [Member]	Mar. 01, 2014 Subsequent Event [Member] Phillips 66 [Member]	Mar. 31, 2014 Subsequent Event [Member] Phillips 66 [Member]	Mar. 01, 2014 Subsequent Event [Member] Common Units [Member] Phillips 66 [Member]	Mar. 01, 2014 Subsequent Event [Member] Subordinated Units [Member] Phillips 66 [Member]	Mar. 31, 2014 Subsequent Event [Member] Gold Line Products System and Medford Spheres [Member] Phillips 66 [Member]	Mar. 31, 2014 Subsequent Event [Member] Gold Line Products System and Medford Spheres [Member] Common Units [Member] Phillips 66 [Member]	Mar. 31, 2014 Subsequent Event [Member] Gold Line Products System and Medford Spheres [Member] General Partner Units [Member] Phillips 66 [Member]
Statement [Line Items]
Total consideration											$ 700
Cash consideration											400
Units issued												3,530,595	72,053
Phillips 66's general partner ownership interest, percentage				2.00%		2.00%
Aggregate fair value of units issued											140
Note payable											160
Transaction costs											1.8
Number of units owned									19,858,957	35,217,112
Phillips 66's limited partner ownership interest, percentage					71.70%			73.00%
Number of general partner units owned	1,437,433	[1]					1,509,486
Historical carrying value of assets transferred											$ 138

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.